Issued capital and reserves - Narratives (Details)										1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 07, 2025 USD ($) $ / shares shares	Sep. 26, 2023 USD ($) $ / shares shares	Aug. 15, 2023 $ / shares shares	Jun. 27, 2023 USD ($)	Apr. 12, 2023 USD ($) $ / shares shares	Aug. 15, 2022 $ / shares shares	Feb. 18, 2019 USD ($) $ / shares shares	Oct. 26, 2018 shares	Apr. 14, 2015 $ / shares shares	Feb. 28, 2026 $ / shares shares	Oct. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 category € / shares shares	Oct. 27, 2025 $ / shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Authorised capital (in shares)														398,622,649	421,418,563	6,659,905,825
Par value per share (in usd per share) | € / shares														€ 0.01		€ 0.01
Number of categories of authorized shares | category																1
Average price per ADS (ADS per share) | $ / shares													$ 6.17
Number of treasury shares repurchased (in shares)														0	0
Share price per ADS (usd per share) | $ / shares	$ 14.0	$ 70.75			$ 51.50
Share price per pre-funded warrant (in usd per share) | $ / shares	$ 0.139
Issue of shares and warrants | $	$ 195,000,001	$ 5,999,999			$ 20,000,000						$ 4,263,193
Transaction costs | $													$ 13,992,000		$ 551,000
Shares outstanding (in shares)														251,408,922	246,262,004	1,599,589,702
Share purchase price (in usd per share) | $ / shares										$ 3.73
Warrants, exercise price per ADS (in usd per share) | $ / shares	$ 14.00
Warrants exercise period	90 days						61 days
Exercise of common warrants issued in July 2025 | $	$ 1,522,500												$ 1,522,000		$ 82,000
Exercise price (in dollars per share) | $ / shares							$ 0.02
Number of warrants issued (in shares)								816,716
Warrant, subscription price (in USD per share) | $ / shares			$ 1.00
2015 convertible notes
Disclosure of classes of share capital [line items]
Conversion ratio									0.5405405
ADS
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)											304,513	1,259,431	1,513,973
Shares outstanding (in shares)												961,582
Warrants, exercise price per ADS (in usd per share) | $ / shares			134.00				$ 2.00
Exercise of common warrants issued in July 2025 ( in shares)	108,750
ADS | 2019-1 notes
Disclosure of classes of share capital [line items]
Warrants, exercise price per ADS (in usd per share) | $ / shares			$ 80.92			$ 103.00			$ 170.00
Number of warrants issued (in shares)			12,448			5,946
ADS | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)										250,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 0.14	$ 0.7075			$ 0.515												$ 0.14
Number of shares repurchased (in shares)										25,000,000			151,397,300
Shares outstanding (in shares)												96,158,250
Exercise of common warrants issued in July 2025 ( in shares)	10,875,000
Number of shares issuable by warrants (in shares)							9,392,986
Warrants
Disclosure of classes of share capital [line items]
Exercise price (in dollars per share) | $ / shares			$ 1.34
Proceeds from issuing other equity instruments | $							$ 8,360,000						$ 8,360,000
Warrants | 2019-1 notes
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)			1,244,820			594,680			1,800,000
Exercise price (in dollars per share) | $ / shares			$ 0.8092			$ 1.03			$ 1.70
Share premium
Disclosure of classes of share capital [line items]
Issue of shares and warrants | $	$ 181,263,625	$ 5,910,953			$ 19,576,699						$ 3,909,026	$ 76,300
Transaction costs | $	14,000,000.0	600,000			$ 400,000								13,992,000		$ 551,000
Exercise of common warrants issued in July 2025 | $	$ 1,396,382												$ 1,396,000
Accumulated deficit
Disclosure of classes of share capital [line items]
Reduction of issued capital | $				$ 12,727,000
Ordinary shares
Disclosure of classes of share capital [line items]
Issue of shares and warrants (in shares)	1,171,987,620				38,834,952						30,451,300	125,943,130
Number of share pre-funded warrants issued (in shares)	222,458,520
Issue of shares and warrants | $	$ 13,736,376	$ 89,046			$ 423,301						$ 354,167
Shares outstanding (in shares)														251,408,922	246,262,004	1,599,589,702		193,426,478
Exercise of common warrants issued in July 2025 ( in shares)													10,875,000
Exercise of common warrants issued in July 2025 | $	$ 126,118												$ 126,000
Ordinary shares | ADS
Disclosure of classes of share capital [line items]
Issue of shares and warrants (in shares)		84,805
Number of warrants issued to shareholders (in shares)	2,091,668
Number of warrants issued to debt holders (in shares)	2,024,999
Ordinary shares | Ordinary shares
Disclosure of classes of share capital [line items]
Issue of shares and warrants (in shares)		8,480,564